Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended
Dec. 31, 2014
Prepaid Expense and Other Assets, Current [Abstract]
Schedule Of Prepaid Expenses And Other Current Assets [Table Text Block]

Prepaid expenses and other current assets consists of the following:

	December 31, 2014	March 31, 2014
	(unaudited)
Prepaid insurance	$114,000	$—
Deposits	50,000	1,000
Prepaid rent	1,000	2,000
Other prepaid expenses and current assets	34,000	—
Total	$199,000	$3,000